Long-Term Debt (Narrative) (Details) BRL in Thousands, $ in Thousands											6 Months Ended	9 Months Ended	12 Months Ended
	Jul. 13, 2016 BRL	Jul. 13, 2016 USD ($)	Jun. 14, 2016 USD ($)	Jun. 01, 2016 USD ($)	May 05, 2016	Apr. 21, 2016	Apr. 08, 2016	Jan. 29, 2016	Nov. 30, 2015	Nov. 25, 2015	Apr. 20, 2016	Apr. 24, 2012 BRL	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016	Jul. 13, 2016 USD ($)	Jun. 30, 2016	Mar. 31, 2016	Mar. 29, 2016 BRL instrument lender	Mar. 29, 2016 USD ($) instrument lender	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 27, 2013 USD ($)	Jul. 13, 2011 USD ($)
Debt Instrument [Line Items]
Debt issuance costs													$ 5,611	$ 3,775
Ratio of net indebtedness to EBITDA, debt covenant													4.20	4.40	4.65	4.08		4.40	4.80			4.56	4.61	4.62	4.59	4.38
Ratio of net indebtedness to EBITDA													1.9
Ratio of EBITDA to interest expense													3.11
2016 Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt | BRL												BRL 675,000
Debt issuance costs																												$ 3,699
Redemption price (as a percent)	100.00%	100.00%			97.00%	100.00%	97.00%	97.75%	93.75%	93.75%	100.00%
Redemption price, principal amount redeemed | BRL	BRL 200,991
Redemption price, amount																	$ 60,965
Payments for accrued and unpaid interest	BRL 10,301	$ 3,124
Interest expense													$ 6,668	$ 20,991	$ 29,490
2023 Notes [Member]
Debt Instrument [Line Items]
Debt issuance costs																											$ 3,313
Redemption price (as a percent)			101.00%	98.00%
Redemption price, principal amount redeemed				$ 80,000
Redemption price, amount			$ 80,800
Amount partially used to finance the purchase of 2019 Notes																											$ 378,409
Percentage of long term debt purchase price																											100.909%
Net discount																											$ 5,420
Discount related to non-cash issuance																											8,829
Premium related to cash issuance																											$ 3,409
Redemption price, percentage of principal amount redeemed			16.89%
Early tender payment			$ 800
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Interest expense													$ 28,516	31,387	31,387
Subsidiaries [Member]
Debt Instrument [Line Items]
Ratio of net indebtedness to EBITDA													0.96
Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Debt issuance costs																					$ 3,243
Long-term debt																				BRL 613,850	$ 167,262
Number of lenders | lender																				5	5
Interest expense													$ 6,519	$ 0	$ 0
Repayments of principal in next fiscal year (as a percent)													10.00%
Repayments of principal in year two (as a percent)													15.00%
Repayments of principal in year three (as a percent)													20.00%
Repayments of principal in year four (as a percent)													20.00%
Ratio of net indebtedness to EBITDA, debt covenant													3.0			3.25		3.5
Ratio of EBITDA to interest expense, debt covenant													2.5
Ratio of adjusted net indebtedness to EBITDA, debt covenant													2.0
Cross-Currency Interest Rate Swaps [Member] | Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Number of instruments held | instrument																				5	5
Loss on derivative													$ 18,177
Interest expense													$ 24,696
CDI [Member] | Cross-Currency Interest Rate Swaps [Member] | Secured Loan Agreement [Member] | Subsidiaries [Member]
Debt Instrument [Line Items]
Basis point spread on variable rate (as a percent)																				4.50%	4.50%